Shareholder Report, Holdings (Details)	Sep. 30, 2024
Fidelity Advisor Stock Selector All Cap Fund - Class C | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Stock Selector All Cap Fund - Class C | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Stock Selector All Cap Fund - Class C | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Stock Selector All Cap Fund - Class C | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Stock Selector All Cap Fund - Class C | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Stock Selector All Cap Fund - Class C | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Stock Selector All Cap Fund - Class C | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Stock Selector All Cap Fund - Class C | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Stock Selector All Cap Fund - Class C | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Stock Selector All Cap Fund - Class C | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Stock Selector All Cap Fund - Class C | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Advisor Stock Selector All Cap Fund - Class C | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Fidelity Advisor Stock Selector All Cap Fund - Class C | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Advisor Stock Selector All Cap Fund - Class C | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Stock Selector All Cap Fund - Class C | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Advisor Stock Selector All Cap Fund - Class C | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Stock Selector All Cap Fund - Class C | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Stock Selector All Cap Fund - Class C | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Stock Selector All Cap Fund - Class C | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Stock Selector All Cap Fund - Class C | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Stock Selector All Cap Fund - Class C | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Stock Selector All Cap Fund - Class C | United States
Holdings [Line Items]
Percent of Net Asset Value	95.00%
Fidelity Advisor Stock Selector All Cap Fund - Class C | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Stock Selector All Cap Fund - Class C | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Stock Selector All Cap Fund - Class C | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Stock Selector All Cap Fund - Class C | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Stock Selector All Cap Fund - Class C | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Stock Selector All Cap Fund - Class C | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Stock Selector All Cap Fund - Class C | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Stock Selector All Cap Fund - Class C | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Stock Selector All Cap Fund - Class C | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector All Cap Fund - Class C | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Fidelity Advisor Stock Selector All Cap Fund - Class C | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Stock Selector All Cap Fund - Class C | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Stock Selector All Cap Fund - Class C | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Stock Selector All Cap Fund - Class K | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Stock Selector All Cap Fund - Class K | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Stock Selector All Cap Fund - Class K | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Stock Selector All Cap Fund - Class K | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Stock Selector All Cap Fund - Class K | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Stock Selector All Cap Fund - Class K | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Stock Selector All Cap Fund - Class K | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Stock Selector All Cap Fund - Class K | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Stock Selector All Cap Fund - Class K | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Stock Selector All Cap Fund - Class K | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Stock Selector All Cap Fund - Class K | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Stock Selector All Cap Fund - Class K | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Fidelity Stock Selector All Cap Fund - Class K | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Stock Selector All Cap Fund - Class K | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Stock Selector All Cap Fund - Class K | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Stock Selector All Cap Fund - Class K | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Stock Selector All Cap Fund - Class K | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Stock Selector All Cap Fund - Class K | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Stock Selector All Cap Fund - Class K | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Stock Selector All Cap Fund - Class K | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Stock Selector All Cap Fund - Class K | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Stock Selector All Cap Fund - Class K | United States
Holdings [Line Items]
Percent of Net Asset Value	95.00%
Fidelity Stock Selector All Cap Fund - Class K | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Stock Selector All Cap Fund - Class K | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Stock Selector All Cap Fund - Class K | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Stock Selector All Cap Fund - Class K | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Stock Selector All Cap Fund - Class K | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Stock Selector All Cap Fund - Class K | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Stock Selector All Cap Fund - Class K | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Stock Selector All Cap Fund - Class K | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Stock Selector All Cap Fund - Class K | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Stock Selector All Cap Fund - Class K | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Fidelity Stock Selector All Cap Fund - Class K | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Stock Selector All Cap Fund - Class K | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Stock Selector All Cap Fund - Class K | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Stock Selector All Cap Fund - Class A | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Stock Selector All Cap Fund - Class A | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Stock Selector All Cap Fund - Class A | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Stock Selector All Cap Fund - Class A | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Stock Selector All Cap Fund - Class A | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Stock Selector All Cap Fund - Class A | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Stock Selector All Cap Fund - Class A | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Stock Selector All Cap Fund - Class A | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Stock Selector All Cap Fund - Class A | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Stock Selector All Cap Fund - Class A | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Stock Selector All Cap Fund - Class A | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Advisor Stock Selector All Cap Fund - Class A | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Fidelity Advisor Stock Selector All Cap Fund - Class A | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Advisor Stock Selector All Cap Fund - Class A | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Stock Selector All Cap Fund - Class A | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Advisor Stock Selector All Cap Fund - Class A | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Stock Selector All Cap Fund - Class A | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Stock Selector All Cap Fund - Class A | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Stock Selector All Cap Fund - Class A | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Stock Selector All Cap Fund - Class A | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Stock Selector All Cap Fund - Class A | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Stock Selector All Cap Fund - Class A | United States
Holdings [Line Items]
Percent of Net Asset Value	95.00%
Fidelity Advisor Stock Selector All Cap Fund - Class A | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Stock Selector All Cap Fund - Class A | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Stock Selector All Cap Fund - Class A | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Stock Selector All Cap Fund - Class A | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Stock Selector All Cap Fund - Class A | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Stock Selector All Cap Fund - Class A | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Stock Selector All Cap Fund - Class A | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Stock Selector All Cap Fund - Class A | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Stock Selector All Cap Fund - Class A | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector All Cap Fund - Class A | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Fidelity Advisor Stock Selector All Cap Fund - Class A | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Stock Selector All Cap Fund - Class A | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Stock Selector All Cap Fund - Class A | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Stock Selector All Cap Fund | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Stock Selector All Cap Fund | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Stock Selector All Cap Fund | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Stock Selector All Cap Fund | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Stock Selector All Cap Fund | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Stock Selector All Cap Fund | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Stock Selector All Cap Fund | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Stock Selector All Cap Fund | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Stock Selector All Cap Fund | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Stock Selector All Cap Fund | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Stock Selector All Cap Fund | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Stock Selector All Cap Fund | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Fidelity Stock Selector All Cap Fund | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Stock Selector All Cap Fund | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Stock Selector All Cap Fund | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Stock Selector All Cap Fund | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Stock Selector All Cap Fund | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Stock Selector All Cap Fund | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Stock Selector All Cap Fund | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Stock Selector All Cap Fund | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Stock Selector All Cap Fund | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Stock Selector All Cap Fund | United States
Holdings [Line Items]
Percent of Net Asset Value	95.00%
Fidelity Stock Selector All Cap Fund | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Stock Selector All Cap Fund | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Stock Selector All Cap Fund | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Stock Selector All Cap Fund | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Stock Selector All Cap Fund | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Stock Selector All Cap Fund | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Stock Selector All Cap Fund | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Stock Selector All Cap Fund | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Stock Selector All Cap Fund | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Stock Selector All Cap Fund | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Fidelity Stock Selector All Cap Fund | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Stock Selector All Cap Fund | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Stock Selector All Cap Fund | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Stock Selector All Cap Fund - Class Z | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Stock Selector All Cap Fund - Class Z | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Stock Selector All Cap Fund - Class Z | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Stock Selector All Cap Fund - Class Z | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Stock Selector All Cap Fund - Class Z | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Stock Selector All Cap Fund - Class Z | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Stock Selector All Cap Fund - Class Z | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Stock Selector All Cap Fund - Class Z | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Stock Selector All Cap Fund - Class Z | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Stock Selector All Cap Fund - Class Z | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Stock Selector All Cap Fund - Class Z | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Advisor Stock Selector All Cap Fund - Class Z | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Fidelity Advisor Stock Selector All Cap Fund - Class Z | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Advisor Stock Selector All Cap Fund - Class Z | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Stock Selector All Cap Fund - Class Z | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Advisor Stock Selector All Cap Fund - Class Z | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Stock Selector All Cap Fund - Class Z | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Stock Selector All Cap Fund - Class Z | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Stock Selector All Cap Fund - Class Z | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Stock Selector All Cap Fund - Class Z | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Stock Selector All Cap Fund - Class Z | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Stock Selector All Cap Fund - Class Z | United States
Holdings [Line Items]
Percent of Net Asset Value	95.00%
Fidelity Advisor Stock Selector All Cap Fund - Class Z | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Stock Selector All Cap Fund - Class Z | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Stock Selector All Cap Fund - Class Z | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Stock Selector All Cap Fund - Class Z | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Stock Selector All Cap Fund - Class Z | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Stock Selector All Cap Fund - Class Z | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Stock Selector All Cap Fund - Class Z | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Stock Selector All Cap Fund - Class Z | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Stock Selector All Cap Fund - Class Z | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector All Cap Fund - Class Z | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Fidelity Advisor Stock Selector All Cap Fund - Class Z | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Stock Selector All Cap Fund - Class Z | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Stock Selector All Cap Fund - Class Z | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Stock Selector All Cap Fund - Class I | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Stock Selector All Cap Fund - Class I | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Stock Selector All Cap Fund - Class I | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Stock Selector All Cap Fund - Class I | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Stock Selector All Cap Fund - Class I | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Stock Selector All Cap Fund - Class I | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Stock Selector All Cap Fund - Class I | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Stock Selector All Cap Fund - Class I | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Stock Selector All Cap Fund - Class I | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Stock Selector All Cap Fund - Class I | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Stock Selector All Cap Fund - Class I | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Advisor Stock Selector All Cap Fund - Class I | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Fidelity Advisor Stock Selector All Cap Fund - Class I | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Advisor Stock Selector All Cap Fund - Class I | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Stock Selector All Cap Fund - Class I | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Advisor Stock Selector All Cap Fund - Class I | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Stock Selector All Cap Fund - Class I | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Stock Selector All Cap Fund - Class I | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Stock Selector All Cap Fund - Class I | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Stock Selector All Cap Fund - Class I | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Stock Selector All Cap Fund - Class I | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Stock Selector All Cap Fund - Class I | United States
Holdings [Line Items]
Percent of Net Asset Value	95.00%
Fidelity Advisor Stock Selector All Cap Fund - Class I | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Stock Selector All Cap Fund - Class I | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Stock Selector All Cap Fund - Class I | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Stock Selector All Cap Fund - Class I | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Stock Selector All Cap Fund - Class I | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Stock Selector All Cap Fund - Class I | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Stock Selector All Cap Fund - Class I | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Stock Selector All Cap Fund - Class I | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Stock Selector All Cap Fund - Class I | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector All Cap Fund - Class I | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Fidelity Advisor Stock Selector All Cap Fund - Class I | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Stock Selector All Cap Fund - Class I | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Stock Selector All Cap Fund - Class I | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Fidelity Advisor Stock Selector All Cap Fund - Class M | TH0Member
Holdings [Line Items]
Percent of Net Asset Value	6.90%
Fidelity Advisor Stock Selector All Cap Fund - Class M | TH1Member
Holdings [Line Items]
Percent of Net Asset Value	5.00%
Fidelity Advisor Stock Selector All Cap Fund - Class M | TH2Member
Holdings [Line Items]
Percent of Net Asset Value	4.50%
Fidelity Advisor Stock Selector All Cap Fund - Class M | TH3Member
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Fidelity Advisor Stock Selector All Cap Fund - Class M | TH4Member
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Stock Selector All Cap Fund - Class M | TH5Member
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Stock Selector All Cap Fund - Class M | TH6Member
Holdings [Line Items]
Percent of Net Asset Value	1.60%
Fidelity Advisor Stock Selector All Cap Fund - Class M | TH7Member
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Fidelity Advisor Stock Selector All Cap Fund - Class M | TH8Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Stock Selector All Cap Fund - Class M | TH9Member
Holdings [Line Items]
Percent of Net Asset Value	1.30%
Fidelity Advisor Stock Selector All Cap Fund - Class M | MSFinancialsSectorMember
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Fidelity Advisor Stock Selector All Cap Fund - Class M | Information Technology Member
Holdings [Line Items]
Percent of Net Asset Value	27.90%
Fidelity Advisor Stock Selector All Cap Fund - Class M | Healthcare Sector
Holdings [Line Items]
Percent of Net Asset Value	11.70%
Fidelity Advisor Stock Selector All Cap Fund - Class M | Real Estate Sector
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Fidelity Advisor Stock Selector All Cap Fund - Class M | Industrial Sector Member
Holdings [Line Items]
Percent of Net Asset Value	9.90%
Fidelity Advisor Stock Selector All Cap Fund - Class M | Materials Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Stock Selector All Cap Fund - Class M | Consumer Discretionary Sector Member
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Fidelity Advisor Stock Selector All Cap Fund - Class M | Consumer Staples Sector Member
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Fidelity Advisor Stock Selector All Cap Fund - Class M | Communications Sector Member
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Fidelity Advisor Stock Selector All Cap Fund - Class M | Energy Sector
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Fidelity Advisor Stock Selector All Cap Fund - Class M | Utilities Sector Member
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Fidelity Advisor Stock Selector All Cap Fund - Class M | United States
Holdings [Line Items]
Percent of Net Asset Value	95.00%
Fidelity Advisor Stock Selector All Cap Fund - Class M | Canada
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Fidelity Advisor Stock Selector All Cap Fund - Class M | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Fidelity Advisor Stock Selector All Cap Fund - Class M | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	0.50%
Fidelity Advisor Stock Selector All Cap Fund - Class M | France
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Stock Selector All Cap Fund - Class M | Puerto Rico
Holdings [Line Items]
Percent of Net Asset Value	0.30%
Fidelity Advisor Stock Selector All Cap Fund - Class M | Singapore
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Stock Selector All Cap Fund - Class M | Ireland
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Stock Selector All Cap Fund - Class M | Belgium
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Fidelity Advisor Stock Selector All Cap Fund - Class M | OtherMember
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Fidelity Advisor Stock Selector All Cap Fund - Class M | AACommonStocksMember
Holdings [Line Items]
Percent of Net Asset Value	98.70%
Fidelity Advisor Stock Selector All Cap Fund - Class M | AAPreferredStocksMember
Holdings [Line Items]
Percent of Net Asset Value	0.10%
Fidelity Advisor Stock Selector All Cap Fund - Class M | AABondsMember
Holdings [Line Items]
Percent of Net Asset Value	0.00%
Fidelity Advisor Stock Selector All Cap Fund - Class M | AAShortTermInvestmentsandNetOtherAssetsLiabilitiesMember
Holdings [Line Items]
Percent of Net Asset Value	1.20%